Taxation	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Taxation
24. Taxation
(a) Income taxes
Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on either income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.
BVI
XPeng Limited is exempted from income tax on its foreign-derived income in the BVI. There are no withholding taxes in the BVI.
Hong Kong
Under the current Hong Kong Inland Revenue Ordinance, the subsidiaries of the Group incorporated in Hong Kong are subject to 16.5
% Hong Kong profit tax on their taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.
United States
The applicable income tax rate of United States where the Company’s subsidiaries having significant operations for the years ended December 31, 2023, 2024 and 2025 is 27.98%, which is a blended state and federal rate.
PRC
The PRC Enterprise Income Tax Law (“EIT Law”), which became effective on January 1, 2008, applies a uniform enterprise income tax (“EIT”) rate of 25% to both foreign-invested enterprises (“FIEs”) and domestic enterprises. Certified High and New Technology Enterprises (“HNTE”) are entitled to a favorable statutory tax rate of 15%, but need to re-apply
every three years. During this three-year period, an HNTE must conduct a qualification self-review each year to ensure it meets the HNTE criteria and is eligible for the 15% preferential tax rate for that year. If an HNTE fails to meet the criteria for qualification as an HNTE in any year, the enterprise cannot enjoy the 15% preferential tax rate in that year, and must instead use the regular 25% EIT rate.
Xiaopeng Technology applied for the HNTE qualification and received approval in December 2022 and renewed in December 2025. Xiaopeng Technology is entitled to continue to enjoy the beneficial tax rate of

15%
as an HNTE for the years 2025 through 2027.
Zhaoqing Xiaopeng applied for the HNTE qualification and received approval in December 2020 and renewed in December 2023. Zhaoqing Xiaopeng is entitled to continue to enjoy the beneficial tax rate of
15%
as an HNTE for the years 2023 through 2025.

Beijing Xiaopeng applied for the HNTE qualification and received approval in December 2020. This enterprise is entitled to continue to enjoy the beneficial tax rate of 15% as an HNTE for the years 2020 through 2022. Since the qualification was expired in 2023, this enterprise applies tax rate of 25% for the year 2023. This enterprise re-applied
for the HNTE qualification and received approval in December 2024, then entitled to enjoy the beneficial tax rate of 15% as an HNTE for the years 2024 through 2026.
Shanghai Xiaopeng applied for the HNTE qualification and received approval in December 2022. Shanghai Xiaopeng is entitled to continue to enjoy the beneficial tax rate of 15% as an HNTE for the years 2022 through 2024, which was expired in 2025.
Shenzhen
Pengxing Smart Research Co., Ltd. (“Shenzhen Pengxing Research”) applied for the HNTE qualification and received approval in October 2023. Shenzhen Pengxing Research is entitled to continue to enjoy the beneficial tax rate of 15% as an HNTE for the years 2023 through 2025.
Zhaoqing Xiaopeng New Energy applied for the HNTE qualification and received approval in December 2024. Zhaoqing Xiaopeng New Energy is entitled to continue to enjoy the beneficial tax rate of 15% as an HNTE for the years 2024 through 2026.
Guangzhou Zhipeng Manufacturing Co., Ltd. applied for the HNTE qualification and received approval in December 2024. Guangzhou Zhipeng Manufacturing Co., Ltd. is entitled to continue to enjoy the beneficial tax rate of 15% as an HNTE for the years 2024 through 2026.
Under the EIT Law enacted by the National People’s Congress of the PRC, dividends generated after January 1, 2008 and payable by a foreign investment enterprise in the PRC to its foreign investors who are non-resident
enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. Under the taxation arrangement between the PRC and Hong Kong, a qualified Hong Kong tax resident which is the “beneficial owner” and directly holds 25% or more of the equity interest in a PRC resident enterprise is entitled to a reduced withholding tax rate of 5%. The Cayman Islands, where the Company was incorporated, does not have a tax treaty with the PRC.
In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. All FIEs are subject to the withholding tax from January 1, 2008. The presumption may be overcome if the Group has sufficient evidence to demonstrate that the undistributed earnings will be re-invested
and the remittance of the dividends will be postponed indefinitely. The Group did not record any dividend withholding tax, as it has no retained earnings for any of the years presented.
The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC
company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC will be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, there is uncertainty as to the application of the EIT Law. Should the Company be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC income tax on worldwide income at a uniform tax rate of 25%.

According to relevant policies promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, enterprises engaged in R&D activities are entitled to claim an additional tax deduction amounting to 75% or 100% of qualified R&D expenses incurred in determining its tax assessable profits for that year. (“Super Deduction”). The additional deduction of 100% or 75% of qualified R&D expenses can only be claimed directly in the annual EIT filling and subject to the approval from the relevant tax authorities.
Loss before income tax expenses (benefits) for the years ended December 31, 2023, 2024 and 2025 was as follows:

	For the Year Ended December 31,
	2023	2024	2025
PRC	(11,024,653)	(6,038,105)	(1,499,539)
Other jurisdictions	630,948	207,130	342,736

Loss before income tax expenses (benefits)	(10,393,705)	(5,830,975)	(1,156,803)

Composition of income tax expenses (benefit) for the years presented are as follows:

	For the Year Ended December 31,
	2023	2024	2025
Current income tax expenses
PRC	4,044	456	13,372
Other jurisdictions	13,970	21,841	19,996

Total current	18,014	22,297	33,368

Deferred income tax expenses (benefit)
PRC	18,151	(91,432)	(19,783)
Other jurisdictions	645	(645)	—

Total deferred	18,796	(92,077)	(19,783)

Income tax expenses (benefit)	36,810	(69,780)	13,585

Upon adoption of ASU
2023-09,
Improvements to Income Tax Disclosures, as described in Note 2(z), Summary of Significant Accounting Policies, the reconciliation of taxes at the statutory rate to our income taxes for the year ended December 31, 2025 was as follows:

	For the Year Ended December 31, 2025

Income tax credit computed at the PRC statutory income tax rate of 25% (i)	(289,201)	25.0%
Other jurisdictions taxes effect
Cayman
Statutory tax rate difference between Cayman and Chinese Mainland	(322,695)	27.9%
British Virgin Islands (“BVI”)
Statutory tax rate difference between BVI and Chinese Mainland	(77,859)	6.7%
Hong Kong
Statutory tax rate difference between Hong Kong and Chinese Mainland	80,115	-6.9%
Nontaxable or nondeductible items
Unrealized Foreign Exchange Gain or Loss	137,107	-11.9%
Others	490	0.0%
Changes in valuation allowances	17,921	-1.5%
Netherlands
Changes in valuation allowances	61,360	-5.3%
Others	(7,268)	0.6%
Others	45,142	-3.9%
Changes in valuation allowances	1,605,178	-138.8%
Nontaxable or nondeductible items
Share-based compensation expenses	90,216	-7.8%
Effect of additional deduction for qualified R&D expenses	(854,918)	73.9%
Effect of preferential tax rates	(469,989)	40.6%
Other	(2,014)	0.2%

Income tax expenses	13,585	-1.2%

(i)	The PRC statutory income tax rate is used because the majority of the Group’s operations are based in the PRC.

Reconciliations of the income tax expenses computed by applying the PRC statutory income tax rate of 25% to the Group’s income tax expenses of the years ended December 31, 2023 and 2024 in accordance with the guidance prior to the adoption of ASU
2023-09
presented are as follows:

	For the Year Ended December 31,
	2023	2024
Loss before income tax expenses (benefit) and share of results of equity method investees	(10,393,705)	(5,830,975)
Income tax credit computed at the PRC statutory income tax rate of 25% (i)	(2,598,426)	(1,457,744)
Effect of preferential tax rate (ii)	29,362	29,108
Tax-free income	(33,657)	(9,110)
Effect of change in tax rate	(79,401)	1,054,824
Effect of different tax rate of different jurisdictions	114,036	(127,510)
Effect of additional deduction for qualified R&D expenses	(1,184,717)	(815,144)
Non-deductible expenses	(230,127)	512,324
Other adjustments (iii)	(494,696)	150,721
Changes in valuation allowance	4,514,436	592,751

Income tax expenses (benefit)	36,810	(69,780)

(i)	The PRC statutory income tax rate is used because the majority of the Group’s operations are based in the PRC.

(ii)	The effect of preferential tax rate resulted in a deduction of the income tax credit computed at the PRC statutory income tax rate of 25%.

(iii)	Income tax credit amounting to RMB536,974 result from acquisition of subsidiaries was included in other adjustments for the years ended December 31, 2023.
Upon adoption of ASU
2023-09,
Improvements to Income Tax Disclosures, as described in Note 2(z), Summary of Significant Accounting Policies, cash paid for income taxes, net of refunds, during the year ended December 31, 2025 was as follows:

For the Year Ended December 31, 2025
PRC	3,012
Other jurisdictions
Denmark	5,777
United States	5,030
Norway	1,505
Others	1,935

Cash paid for income taxes, net of refunds	17,259

(b) Deferred tax
The Group considers positive and negative evidence to determine whether a portion or all of the deferred tax assets will be more-likely-than-not
realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying business. The statutory income tax rate of 25% or applicable preferential income tax rates were applied when calculating deferred tax assets.

	As of December 31,
	2024	2025
Deferred tax assets :
Net operating loss carry-forwards	9,759,109	11,871,230
Government grants	33,719	37,151
Impairment of long-lived assets	43,592	38,462
Inventory reserve	81,922	113,168
Accruals and others	1,474,063	1,402,617
Leases	462,825	908,345
Valuation allowance	(10,870,573)	(12,879,997)

Total deferred tax assets, net of valuation allowance	984,657	1,490,976

	As of December 31,
	2024	2025
Deferred tax liabilities :
Leases	(462,906)	(930,717)
Acquired intangible assets	(833,393)	(715,368)
Others	(298)	(137,049)

Total deferred tax liabilities	(1,296,597)	(1,783,134)

Deferred tax assets, net	29,992	38,195
Deferred tax liabilities, net	(341,932)	(330,353)

Movement of valuation allowance is as follow:

	For the Year Ended December 31,
	2023	2024	2025
Valuation allowance
Balance at beginning of the year	5,763,386	10,277,822	10,870,573
Additions	3,990,147	1,798,296	2,105,516
Acquisition of subsidiaries	536,974	—	—
Loss expired	(92,086)	(150,721)	(224,457)
Effect of change in tax rate	79,401	(1,054,824)	128,365

Balance at end of the year	10,277,822	10,870,573	12,879,997

The Group has tax losses arising in Chinese Mainland of RMB51,061,235 that will expire in one to ten years for deduction against future taxable profits.

Loss expiring in 2026	2,167,601
Loss expiring in 2027	4,800,204
Loss expiring in 2028	9,633,770
Loss expiring in 2029	9,572,753
Loss expiring in 2030	9,573,305
Loss expiring in 2031	2,276,506
Loss expiring in 2032	3,974,361
Loss expiring in 2033	6,438,268
Loss expiring in 2034	1,985,264
Loss expiring in 2035	639,203

Total	51,061,235

The Group has tax losses arising in Hong Kong and Others of RMB1,853,887 that will not expire for deduction against future taxable profit.

Hong Kong	908,234
Others	945,653

Total	1,853,887

Uncertain Tax Positions
The Group did not have significant unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit as of and for the years ended December 31, 2023, 2024 and 2025.